Invesco PO Box 4333 Houston, TX 77210-4333 11 Greenway Plaza, Suite 1000 Houston, TX 77046
713 626 1919 www.invesco.com
June 8, 2017

VIA EDGAR

Securities and Exchange Commission

100 F Street, NE

Washington, DC 20549

Re:	AIM Sector Funds (Invesco Sector Funds)
CIK No. 0000725781

Ladies and Gentlemen:

Pursuant to Rule 497(j) under the Securities Act of 1933 (“1933 Act”), the undersigned certifies on behalf of AIM Sector Funds (Invesco Sector Funds) (the “Fund”) that the Prospectus and the Statements of Additional Information relating to the Class T shares of Invesco American Value Fund, Invesco Comstock Fund, Invesco Dividend Income Fund, Invesco Energy Fund, Invesco Gold & Precious Metal Fund, Invesco Mid Cap Growth Fund, Invesco Small Cap Value Fund, Invesco Technology Fund and Invesco Value Opportunities Fund, that would have been filed under Rule 497(c) of the 1933 Act do not differ from those contained in Post-Effective Amendment No. 98 to the Fund’s Registration Statement on Form N-1A. Such Post-Effective Amendment No. 98 is the most recent Amendment to the Fund’s Registration Statement which was filed electronically with the Securities and Exchange Commission on June 5, 2017.

Please contact the undersigned at (713) 214-7888 if you have any questions regarding this filing.

Very truly yours,

/s/ Peter A. Davidson

Peter A. Davidson

Assistant General Counsel